Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties

5. Transactions with Related Parties

During the year ended December 31, 2021, the Partnership acquired from CGC, a privately held company jointly controlled by 50% by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who controls Capital GP L.L.C. (“CGP”), the shares of the companies owning the LNG/C Aristos I, the LNG/C Aristarchos, the LNG/C Attalos, the LNG/C Asklipios, the LNG/C Adamastos and the LNG/C Aristidis I (Note 6). Each of these owning companies entered into a floating fee management agreement with Capital Gas Ship Management Corp. (“Capital-Gas”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis. In connection with the acquisition of the shares of the companies owning the LNG/C Aristos I and the LNG/C Aristarchos, (Note 6) the Partnership entered into two separate Seller’s Credit Agreements with CGC (“CGC Seller’s Credits”) in order to defer $10,000 in total, of the purchase price (Note 8), assumed debt amounting to $304,355 (Note 8) and issued 1,153,846 common units to CGC (Note 13). In connection with the acquisition of the shares of the company owning the LNG/C Attalos, the LNG/C Asklipios, the LNG/C Adamastos and the LNG/C Aristidis I the Partnership assumed debt amounting to $561,989 (Note 8).

During the year ended December 31, 2021, the Partnership also acquired from CMTC the shares of the companies owning the M/V Long Beach Express, the M/V Seattle Express and the M/V Fos Express (Note 6). Each of these three owning companies entered into a floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis. In connection with the acquisition of these companies the Partnership entered into a Seller’s Credit Agreement with CMTC (“CMTC Seller’s Credit”) in order to defer $6,000 of the purchase price (Notes 6,8).

In November 2020 and August 2019, the Partnership completed the process of changing the manager of its Capesize bulk carrier, M/V Cape Agamemnon and its then ten container carrier vessels respectively, from Capital Ship Management Corp. (“CSM”) to Capital-Executive. The agreement with Capital-Executive has the same terms and conditions of our floating fee management agreement with CSM.

In January, 2020 the Partnership acquired from CMTC the shares of the companies owning the M/V Athenian, the M/V Athos and the M/V Aristomenis (Note 6). Each of these three owning companies entered into a floating fee management agreement with Capital-Executive.

In connection with the DSS transaction (Note 1) in March 2019 the Partnership and CSM agreed to terminate the commercial and technical management agreement, dated as of March 17, 2010, between them as all vessels covered by this agreement were spun off as part of Diamond S; and agreed to amend the floating rate management agreement, dated June 10, 2011, between them to reflect that all tankers vessels owned by the Partnership, would no longer be managed under this agreement.

Further to the transactions described above with CGC and CMTC, the Partnership and its subsidiaries have related party transactions with CSM, Capital-Executive and Capital-Gas (collectively the “Managers”) and the Partnership’s general partner, CGP arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2021, 2020 and 2019 management fees under the management agreements amounted to $5,923, $4,976 and $3,917, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income / (loss).

2. Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income / (loss). In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016 and 2019, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the years ended December 31, 2021, 2020 and 2019 such fees amounted to $1,880 for each year and are included in “General and administrative expenses” in the consolidated statements of comprehensive income / (loss).

5. Transactions with Related Parties – Continued

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of	As of
	December 31, 2021	December 31, 2020
Liabilities:
CSM – payments on behalf of the Partnership (a)	$92	$1,040
Management fee payable to CSM (b)	25	25
Capital-Executive – payments on behalf of the Partnership (a)	1,188	1,765
Management fee payable to Capital-Executive (b)	417	427
Capital-Gas – payments on behalf of the Partnership (a)	721	—
Management fee payable to Capital-Gas (b)	342	—
Due to related parties	$2,785	$3,257

Consolidated Statements of Comprehensive Income / (Loss)	For the years ended December 31,
	2021	2020	2019
Vessel operating expenses	$5,923	$4,976	$3,917
General and administrative expenses (c)	2,013	2,049	2,146

(a) Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(b) Management fee payable to Managers: The amount outstanding as of December 31, 2021 and 2020 represents the management fee payable to the Managers under the management agreements.

(c) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.